Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law

NOTE 53. ACQUISITION OF DEBT SECURITIES UNDER SECTION 35 BIS OF FINANCIAL INSTITUTIONS LAW

Banco Finansur S.A. was temporarily suspended to operate by the Argentine Central Bank from November 9, 2017 to February 9, 2018. On January 12, 2018, Banco Galicia reported about its participation in the process under Section 35 bis of Financial Institutions Law. In addition, on March 9, 2018, Banco Galicia reported that the Argentine Central Bank approved the transfer of certain secured liabilities of Banco Finansur S.A. in exchange for debt securities by creating a Private Financial Trust called Fidensur.

Banco Galicia holds debt securities but it does not hold the participation certificate in the Financial Trust not it is the Beneficiary of the Financial Trust. As Consequence we understand that the Group is neither exposed to variable returns nor to the Trust’s residual risk. Therefore, the holding was recorded as an investment in a financial debt instrument measured at amortized cost.

As a result of the foregoing, the trust was not consolidated in these consolidated financial statements.

The Group recorded debt securities in the “Other Debt Securities” account, which are measured at amortized cost in the amount of $74,775 as of December 31, 2018.